Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	SunAmerica Specialty Series
Entity Central Index Key	0001274768
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
AIG Commodity Strategy Fund | Class W
Prospectus:
Trading Symbol	SUNWX
AIG Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	SUNCX
AIG Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	SUNAX
AIG Focused Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX
AIG Focused Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
AIG Focused Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
AIG Focused Alpha Large-Cap Fund | Class W
Prospectus:
Trading Symbol	SFLWX
AIG Focused Alpha Large-Cap Fund | Class C
Prospectus:
Trading Symbol	SFLCX
AIG Focused Alpha Large-Cap Fund | Class A
Prospectus:
Trading Symbol	SFLAX
AIG Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
AIG Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
AIG Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
AIG Small-Cap Fund | W Shares
Prospectus:
Trading Symbol	SASWX
AIG Small-Cap Fund | C Shares
Prospectus:
Trading Symbol	SASCX
AIG Small-Cap Fund | A Shares
Prospectus:
Trading Symbol	SASAX
AIG ESG Dividend Fund | W Shares
Prospectus:
Trading Symbol	EDFWX
AIG ESG Dividend Fund | C Shares
Prospectus:
Trading Symbol	EDFCX
AIG ESG Dividend Fund | A Shares
Prospectus:
Trading Symbol	EDFAX